Significant related parties transactions and balances - Due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Lead Accelerating Ltd
Significant related parties transactions and balances
Trade receivables	$ 2,577	$ 4,108
Amber AI Ltd
Significant related parties transactions and balances
Non-trade receivables		124
Whalefin Technologies Ltd
Significant related parties transactions and balances
Non-trade receivables	9,377	1,657
WhaleFin Markets Ltd
Significant related parties transactions and balances
Non-trade receivables	5,545	5,501
Amber Custodian Services Ltd
Significant related parties transactions and balances
Non-trade receivables	141	$ 15
Amber Global Ltd
Significant related parties transactions and balances
Non-trade receivables	350
Axiom AI Limited
Significant related parties transactions and balances
Non-trade receivables	$ 482